Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Commitments and Contingencies
Schedule of lease payments
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES	Total
Calendar Year Ended
2025	$9,282
2026	116,228
2027	123,492
2028	125,913
2029	128,335
Thereafter	54,482
Total lease payment	557,731
Less: Imputed interest	(78,121)
Operating lease liabilities	479,611

Operating lease liability - current	82,810
Operating lease liability - non-current	$396,801

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES	Total
Calendar Year Ended
2025	$46,356
2026	116,092
2027	123,348
2028	125,767
2029	128,185
Thereafter	54,418
Total lease payment	594,168
Less: Imputed interest	(73,427)
Operating lease liabilities	520,741

Operating lease liability - current	60,475
Operating lease liability - non-current	$460,266

Schedule of other supplemental information under operating lease
SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION UNDER OPERATING LEASE
Weighted average discount rate	5.00%
Weighted average remaining lease term (years)	4.75

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION UNDER OPERATING LEASE
Weighted average discount rate	5.00%
Weighted average remaining lease term (years)	5.08